Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Consolidated Statements of Operations
Revenue	$ 8,006	$ 8,678
Cost of revenue	2,949	3,130
Gross profit	5,057	5,548
Operating expenses:
Sales and marketing	2,991	7,548
General and administrative	6,931	10,324
Research and development	1,803	2,315
Transaction costs	1,024
Impairment of long-lived assets	36	777
Gain on disposal of assets, net		(33)
Total operating expenses	12,785	20,931
Operating loss	(7,728)	(15,383)
Other expense (income), net:
Interest income, net	(14)	(26)
Gain on changes in fair value of liability warrants	(52)	(3,878)
Gain on extinguishment of debt	(429)
Loss (gain) on foreign currency exchange, net	51	(22)
Other	(193)	(122)
Loss before income tax provision	(7,091)	(11,335)
Income tax expense	39	52
Net loss	$ (7,130)	$ (11,387)
Net loss per share - basic and diluted:
Net loss per share - basic (in dollars per share)	$ (345.27)	$ (2,763.9)
Net loss per share - diluted (in dollars per share)	$ (345.27)	$ (2,763.9)
Shares used to compute basic net loss per share (in shares)	20,651	4,120
Shares used to compute diluted net loss per share (in shares)	20,651	4,120